Interest Earning Deposits with Banks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Interest earning deposits with banks	$ 59,954	$ 62,868	$ 108,914
Average interest rate on deposits with banks	1.88%		1.10%
Interest earning deposits with banks, maturity	1 year